Commitments and Contingencies - Schedule of Composition of Pledged Shares (Parentheticals) (Details) - Sapiens [Member]	Dec. 31, 2025 ₪ / shares
Series D Secured Debentures [Member]
Schedule of Composition of Pledged Shares [Abstract]
Par value (in New Shekels per share)	₪ 1
Series C Secured Debentures [Member]
Schedule of Composition of Pledged Shares [Abstract]
Par value (in New Shekels per share)	₪ 1